PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 USD ($)
Capital Leases Future Minimum Payments Due Abstract
2014	€ 91
2015	82
2016	68
2017	58
2018	53
Thereafter	129
Total minimum lease payments	481
Property Plant And Equipment Details [Abstract]
Land	326	225
Buildings	1,041	1,000
Leasehold improvements	263	276
Furniture, fittings, machinery and vehicles	1,148	1,178
Total, at cost	2,778	2,679
Less: accumulated depreciation	(1,360)	(1,397)
Net book value	1,418	1,282		1,967
Property Plant And Equipment Textual Details [Abstract]
Rental expense	€ 121	€ 123	€ 119